Note 21 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk free rate	4.20%	0.80%
Expected life in years (Year)	4 years 9 months	4 years 9 months
Expected volatility	41.20%	39.40%
Dividend yield	0.30%	0.20%
Weighted average fair value per option granted (in dollars per share)	$ 38.22	$ 46.12